Components of Net Periodic Benefit or Income Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	$ 12	$ 11	$ 42		$ 45		$ 46
Interest cost on projected benefit obligation	33	36	145		145		155
Expected return on plan assets	(73)	(71)	(285)		(274)		(268)
Amortization of prior service cost			1		2		2
Amortization of prior service income	0	0
Amortization of net actuarial loss	13	4	15		10		2
Pension income before settlements, curtailments and termination benefits			(82)		(72)		(63)
Curtailment gain	0	(3)	0	[1]	4	[1]	(6)	[1]
Settlements			10	[2]	0	[2]	0	[2]
Termination benefits			2		1		1
Net periodic (income) cost	(15)	(23)	(70)		(67)		(68)
Pension Benefits | Continuing Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic (income) cost	(16)	(21)	(82)		(83)		(77)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1	1	6		3		3
Interest cost on projected benefit obligation	1	1	13		6		7
Expected return on plan assets	0	0
Amortization of prior service income	(1.0)	(1.0)
Amortization of net actuarial loss	0	0	(3)		(4)		2
Curtailment gain	0	0	0	[3]	(8)	[3]	0	[3]
Net periodic (income) cost	1	1	16		(3)		12
Postretirement Benefits | Continuing Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic (income) cost	$ 1	$ 1

[1]	For the year ended December 31, 2011, the company recorded within discontinued operations a curtailment gain pursuant to the 2011 sale of the company's Envelope Products business and recorded within discontinued operations a curtailment loss pursuant to the spin-off and merger of the Consumer & Office Products segment with ACCO. For the years ended December 31, 2010 and 2009, the company recorded within income from continuing operations a curtailment loss and gain, respectively as a result of restructuring activities.
[2]	For the year ended December 31, 2011, the company recorded within discontinued operations a settlement pursuant to the 2010 sale of the company's media and entertainment packaging business.
[3]	For the years ended December 31, 2010, the company recorded within income from continuing operations a curtailment gain as a result of restructuring activities.